Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Disclosure of impact on transition

January 1, 2019

Right-of-use assets presented in property, plant and equipment	$2,670

Lease liabilities	$2,670

Disclosure of operating lease commitements

Operating lease commitments at December 31, 2018	$3,048

Discounted using the incremental borrowing rate at January 1, 2019	2,670

Lease obligations recognized at January 1, 2019	$2,670